Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Cash Balances

Restricted cash balances for the years ended December 31, 2014 and 2015 comprised the following:

	December 31,
	2014	2015
Restricted cash related to
Acquisition agreements	$17,850	$26,250
Office lease agreements	287	226
Other	18	608

Total restricted cash	$18,155	$27,084

Current restricted cash	$1,995	$26,858
Non-current restricted cash	16,160	226